Significant Accounting Policies - 10K - Property and Equipment, net (Details)	Apr. 30, 2023
Furniture, Fixtures And Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Depreciable life	3 years
Furniture, Fixtures And Equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Depreciable life	10 years
Leasehold Improvements [Member] | Minimum
Property, Plant and Equipment [Line Items]
Depreciable life	10 years
Leasehold Improvements [Member] | Maximum
Property, Plant and Equipment [Line Items]
Depreciable life	20 years
Building and Building Improvements [Member] | Minimum
Property, Plant and Equipment [Line Items]
Depreciable life	15 years
Building and Building Improvements [Member] | Maximum
Property, Plant and Equipment [Line Items]
Depreciable life	30 years